Events after the reporting period (Details) $ / shares in Units, € in Thousands, $ in Thousands									12 Months Ended
	Jun. 14, 2022 EUR (€)	Jun. 14, 2022 USD ($)	May 05, 2022 EUR (€) shares	May 05, 2022 USD ($) shares	Apr. 19, 2022 EUR (€)	Apr. 19, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Apr. 01, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	May 05, 2022 transaction SFr / shares	May 05, 2022 transaction $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loans and borrowings | €									€ 0	€ 630,000	€ 0
Proceeds from issuance of share capital | €									€ 0	€ 58,721	€ 0
Major Investment Agreement | CK Opportunities Fund I, LP
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital	€ 215,200	$ 225,000
Major Investment Agreement | CK Opportunities Fund I, LP | Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in swiss franc per share) | SFr / shares												SFr 0.01
Number of shares issued (in shares) | shares			21,176,470	21,176,470
Purchase price per share (in USD per share) | $ / shares													$ 8.50
Major Investment Agreement | CK Opportunities Fund I, LP | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in swiss franc per share) | SFr / shares												SFr 0.01
Number of shares issued (in shares) | shares			8,587,786	8,587,786
Purchase price per share (in USD per share) | $ / shares													$ 5.24
Number of private transactions | transaction												1	1
Major Investment Agreement | CK Opportunities Fund I, LP | Maximum | Preference shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital			€ 172,200	$ 180,000
Major Investment Agreement | CK Opportunities Fund I, LP | Maximum | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of share capital			€ 43,000	$ 45,000
Supplementary Liquidity Facility | Major Financing Transaction
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loans and borrowings					€ 41,400	$ 45,000	€ 18,000	$ 20,000